Income Taxes (Details) - Schedule of income tax expense - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Current:
Federal
State			2,400	800
Foreign
Total Current		1,600	2,400	800
Deferred:
Federal
State		1,600
Foreign	80,696	(166,696)	795,378	(187,055)
Total Deferred	$ 80,696	$ (166,696)	795,378	(187,055)
Total provision for income taxes			$ 797,778	$ (186,255)